Vessels, textual (Details) $ / shares in Units, $ in Thousands	2 Months Ended		3 Months Ended	5 Months Ended	7 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Feb. 15, 2019 USD ($)	Feb. 14, 2019 USD ($)	Apr. 12, 2019 USD ($)	Jun. 13, 2019 USD ($)	Jul. 25, 2019 USD ($)	Nov. 07, 2019 USD ($)	Nov. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 24, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Sep. 30, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Net income / (loss) attributed to common stockholders								$ (16,304)		$ 10,811	$ (517,483)
Loss per share, basic and diluted | $ / shares								$ (0.17)		$ 0.1	$ (5.41)
Impairment charges								$ 13,987		$ 0	$ 442,274
Insurance maximum amount								1,000,000
Insurance Recoveries								0		0	10,879
Loss from sale of vessels								6,171		1,448	0
Vessel disposal								47,370		15,583
Proceeds from Sale of Property, Plant, and Equipment								$ 41,326		14,578	2,032
Triton [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment							$ 7,350
Alcyon [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment							$ 7,450
Triton and Alcyon [Member]
Property, Plant and Equipment [Line Items]
Loss from sale of vessels										$ (1,448)
Number Of Vessels To Be Disposed							2
Vessel Delivery Date										Dec. 31, 2018
Danae [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 7,200
Dione [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 7,200
Danae and Dione [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels To Be Disposed	2
Vessel Delivery Date								Apr. 30, 2019
Erato [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			$ 7,000
Vessel Delivery Date								Jun. 30, 2019
Thetis [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment				$ 6,400
Vessel Delivery Date								Jul. 31, 2019
Nirefs [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment					$ 6,710
Vessel Delivery Date								Sep. 30, 2019
Clio [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment						$ 7,400
Vessel Delivery Date								Nov. 30, 2019
Danae, Dione, Thetis and Calipso [Member]
Property, Plant and Equipment [Line Items]
Impairment charges								$ 10,567
Loss from sale of vessels								$ (6,171)
Melite [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, salvage value												$ 2,515
Impairment charges											19,807
Insurance maximum amount											14,000
Insurance Recoveries											11,528
Calipso [Member]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels To Be Sold									$ 7,275
Impaired Vessels [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired								3
Net income / (loss) attributed to common stockholders								$ (3,419)
Loss per share, basic and diluted | $ / shares								$ (0.04)
Impairment charges								$ 2,386			422,466
Deferred Charges Net [Member]
Property, Plant and Equipment [Line Items]
Impairment charges								1,033			$ 3,362
Deferred Charges Net [Member] | Danae, Dione, Thetis and Calipso [Member]
Property, Plant and Equipment [Line Items]
Impairment charges								$ 1,102